Consolidated Balance Sheets (Parenthetical 1) - $ / shares	Jun. 30, 2015	Jun. 30, 2014	Jun. 12, 2014
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	2,000,000,000	2,000,000,000
Ordinary shares, issued	124,882,170	99,882,260
Ordinary shares, outstanding	124,882,170	99,882,260
Class A ordinary shares [Member]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	39,955,627	13,442,222	13,442,222
Ordinary shares, outstanding	39,955,627	13,442,222
Class B ordinary shares [Member]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	84,926,543	86,440,038
Ordinary shares, outstanding	84,926,543	86,440,038